Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Management [Abstract]
Capital adequacy assessment

ING Group capital position according to CRR II / CRD V
in EUR million	2022	2021
Shareholders’ equity [1]	49,909	53,919
Interim profits not included in CET1 capital [2]	-1,411	-1,568
- Other adjustments	-537	-2,590
Regulatory adjustments	-1,948	-4,159
Available common equity Tier 1 capital	47,961	49,760

Additional Tier 1 securities [3]	6,295	6,808
Regulatory adjustments additional Tier [1]	60	50
Available Tier 1 capital	54,316	56,618

Supplementary capital Tier 2 bonds [4]	10,046	9,341
Regulatory adjustments Tier 2	-32	-158
Available Total capital	64,330	65,801

Risk weighted assets	331,520	313,064

Common equity Tier 1 ratio	14.47%	15.89%
Tier 1 ratio	16.38%	18.09%
Total capital ratio	19.40%	21.02%
1Shareholders' equity is determined in accordance with IFRS-EU.
2All T2 securities are CRR/CRD V-compliant for 2022 (2021: EUR 153 million was subject to CRR/CRD IV grandfathering rules).

Main credit ratings

Main credit ratings of ING at 31 December 2022
	S&P	Moody’s	Fitch
ING Groep N.V.
Issuer rating
Long-term	A-	n/a	A+
Short-term	A-2	n/a	F1
Outlook	Stable	Stable 1)	Stable
Senior unsecured rating	A-	Baa1	A+
1Outlook refers to the senior unsecured rating.